Company financial information - Comprehensive income (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of information about consolidated structured entities [line items]
Finance (expense)/income | $	$ (240,000,000)		$ (192,000,000)		$ (147,000,000)
Profit (loss) before tax | $	4,000,000		10,000,000		(71,000,000)
Income tax credit / (charge) | $	7,000,000		(13,000,000)		21,000,000
(Loss)/profit for the year	11,000,000	€ 10	(3,000,000)	€ (3)	(50,000,000)	€ (46)
Parent
Disclosure of information about consolidated structured entities [line items]
Dividend income	199,000,000	199	0
Other income		17		14
Other external charges		(2)		(2)		(2)
Finance (expense)/income		(42)		(22)		(5)
(Loss)/profit before exceptional items		172		(10)		(7)
Exceptional operating income/(costs) (IV)	(3,000,000)	(3)	1,000,000	1	1,000,000	1
Exceptional finance income/(costs)	7,000,000	7	13,000,000	13	55,000,000	55
Impairment of investments in subsidiary undertakings.	(555,000,000)	(555)	(400,000,000)	(400)	0
Profit (loss) before tax		(379)		(396)		49
Income tax credit / (charge)				3
(Loss)/profit for the year	$ (424,000,000)	€ (379)	$ (427,000,000)	€ (393)	$ 53,000,000	€ 49